Condensed Consolidated Statement of Changes in Members' (Deficit) Equity (Unaudited) - USD ($) $ in Thousands	Total	Predecessor Period [Member]	Predecessor Period [Member] Accumulated Deficit [Member]	Predecessor Period [Member] Accumulated Other Comprehensive Loss [Member]	Predecessor Period [Member] Class A Units [Member] Additional Paid-In Capital [Member]	Predecessor Period [Member] Class B Units [Member] Additional Paid-In Capital [Member]	Predecessor Period [Member] Class C Units [Member] Additional Paid-In Capital [Member]
BALANCE at Dec. 31, 2018		$ (129,342)	$ (235,483)	$ (12,511)	$ 106,090	$ 2,213	$ 10,349
Share-based compensation		1,216				41	1,175
Foreign currency translation	$ (341)	(341)		(341)
Net income (loss)	34,250	34,250	34,250
BALANCE at Dec. 31, 2019		(94,217)	(201,233)	(12,852)	106,090	2,254	11,524
Share-based compensation		3,976				50	3,926
Capital contributions		41,143			34,186	543	6,414
Distributions to Optionholders		(18,772)				(1,469)	(17,303)
Foreign currency translation	(31)	(31)		(31)
Net income (loss)	$ (36,530)	(36,530)	(36,530)
BALANCE at Jan. 31, 2020		$ (104,431)	$ (237,763)	$ (12,883)	$ 140,276	$ 1,378	$ 4,561